Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments
6.           Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments
The Group has cash and investments in trust funds that support the insurance contracts written on certain lines of business and in segregated portfolios primarily to provide collateral for letters of credit. The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$873.0	$743.0
Restricted cash securing letter of credit facilities	21.5	51.6
Restricted cash securing insurance and reinsurance contracts	353.1	152.0
Total cash, cash equivalents and restricted cash	1,247.6	946.6
Restricted investments securing reinsurance contracts and letter of credit facilities	850.7	1,328.7
Total cash, cash equivalents, restricted cash and restricted investments	$2,098.3	$2,275.3